NET LOSS PER SHARE - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Tables)	9 Months Ended
Sep. 30, 2019
Diamond S Shipping
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule of net loss per share

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Common shares outstanding, basic:
Weighted-average common shares outstanding, basic	39,890,698	27,165,696	35,835,477	27,165,696
Common shares outstanding, diluted:
Weighted-average common shares outstanding, basic	39,890,698	27,165,696	35,835,477	27,165,696
Dilutive effect of restricted stock awards	—	—	—	—
Weighted-average common shares outstanding, diluted	39,890,698	27,165,696	35,835,477	27,165,696